Summary of Significant Accounting Policies - Schedule of Intangible Assets are stated at Cost less Accumulated Amortization and Impairment (Details)	Mar. 31, 2025	Jun. 30, 2024
Software [Member]
Schedule of Intangible Assets are stated at Cost less Accumulated Amortization and Impairment [Line Items]
Straight-line basis over the estimated useful lives	3 years	3 years
Patents [Member]
Schedule of Intangible Assets are stated at Cost less Accumulated Amortization and Impairment [Line Items]
Straight-line basis over the estimated useful lives	6 years	6 years